DEFERRED TAX ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 79.9	$ 83.9
Deferred tax liabilities	(38.4)	(40.0)
Deferred tax assets/liabilities, net	$ 41.5	$ 43.9